FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income
Interest income from cash and cash equivalents, including restricted cash	$ 2,500	$ 2,700	$ 1,600
Exchange rate adjustments, including gain from forward exchange rate contracts	300	600	2,700
Total	2,796	3,302	4,255
Financial expenses
Interest expenses on mortgage and bank debt	39,300	35,700	33,300
Exchange rate adjustments, including loss from forward exchange rate contracts	200	100	3,200
Commitment fee	1,900	2,600	2,400
Other financial expenses	500	900	1,700
Total	41,881	39,345	40,601
Total financial items	$ (39,100)	$ (36,000)	$ (36,300)